Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	PROTHENA CORPORATION PUBLIC LIMITED COMPANY
Entity Central Index Key	0001559053